Employee compensation and benefits	12 Months Ended
Dec. 31, 2018
Employee Compensation And Benefits [Abstract]
Employee compensation and benefits

6	Employee compensation and benefits

	2018	2017	2016
	$m	$m	$m
Wages and salaries	14,751	15,227	15,735
Social security costs	1,490	1,419	1,312
Post-employment benefits	1,132	669	1,042
Year ended 31 Dec	17,373	17,315	18,089

Average number of persons employed by HSBC during the year by global business
	Footnotes	2018	2017	2016
Retail Banking and Wealth Management		135,239	134,021	137,234
Commercial Banking		48,757	46,716	45,912
Global Banking and Markets		48,990	49,100	47,623
Global Private Banking		8,206	7,817	8,322
Corporate Centre	1	1,658	7,134	7,842
Year ended 31 Dec		242,850	244,788	246,933
1 The reduction in the average number of people employed was due to the completion of the cost to achieve transformation programme at the end of 2017.

Average number of persons employed by HSBC during the year by geographical region
	2018	2017	2016
Europe	67,007	70,301	71,196
Asia	127,992	125,004	122,282
Middle East and North Africa	9,798	10,408	12,021
North America	17,350	18,610	20,353
Latin America	20,703	20,465	21,081
Year ended 31 Dec	242,850	244,788	246,933

Reconciliation of total incentive awards granted to income statement charge
	2018	2017	2016
	$m	$m	$m
Total incentive awards approved for the current year	3,473	3,303	3,035
Less: deferred bonuses awarded, expected to be recognised in future periods	(351)	(337)	(323)
Total incentives awarded and recognised in the current year	3,122	2,966	2,712
Add: current year charges for deferred bonuses from previous years	322	336	371
Other	(70)	(78)	(128)
Income statement charge for incentive awards	3,374	3,224	2,955

Year in which income statement is expected to reflect deferred bonuses
	Charge recognised			Expected charge
	2018	2017	2016	2019	2020 and beyond
	$m	$m	$m	$m	$m
Variable compensation from 2018 bonus pool	150	—	—	149	202
Variable compensation from 2017 bonus pool	180	162	—	60	29
Variable compensation from 2016 bonus pool and earlier	142	336	320	111	85
Total	472	498	320	320	316
Cash awards	169	184	114	102	113
Equity awards	303	314	206	218	203
Share-based payments
‘Wages and salaries’ includes the effect of share-based payments arrangements, of which $450m were equity settled (2017: $500m; 2016: $534m), as follows:

	2018	2017	2016
	$m	$m	$m
Restricted share awards	499	520	591
Savings-related and other share award option plans	23	26	33
Year ended 31 Dec	522	546	624

HSBC share awards
Award	Policy
Deferred share awards (including annual incentive awards, LTI awards delivered in shares) and Group Performance Share Plans (‘GPSP’)
•    An assessment of performance over the relevant period ending on 31 December is used to determine the amount of the award to be granted.
•    Deferred awards generally require employees to remain in employment over the vesting period and are not subject to performance conditions after the grant date.
•    Deferred share awards generally vest over a period of three, five or seven years.
•    Vested shares may be subject to a retention requirement post-vesting. GPSP awards are retained until cessation of employment.
•    Awards granted from 2010 onwards are subject to a malus provision prior to vesting.
•    Awards granted to Material Risk Takers from 2015 onwards are subject to clawback post-vesting.

International Employee Share Purchase Plan (‘ShareMatch’)
•    The plan was first introduced in Hong Kong in 2013 and now includes employees based in 27 jurisdictions.
•    Shares are purchased in the market each quarter up to a maximum value of £750, or the equivalent in local currency.
•    Matching awards are added at a ratio of one free share for every three purchased.
•    Matching awards vest subject to continued employment and the retention of the purchased shares for a maximum period of two years and nine months.

Movement on HSBC share awards
	2018	2017
	Number	Number
	(000s)	(000s)
Restricted share awards outstanding at 1 Jan	104,525	123,166
Additions during the year	61,569	62,044
Released in the year	(67,899)	(76,051)
Forfeited in the year	(3,298)	(4,634)
Restricted share awards outstanding at 31 Dec	94,897	104,525
Weighted average fair value of awards granted ($)	7.66	7.09

HSBC share option plans
Main plans	Policy
Savings-related share option plans (‘Sharesave’)
•    Two plans: the UK Plan and the International Plan. The last grant of options under the International Plan was in 2012.
•    From 2014, eligible employees could save up to £500 per month with the option to use the savings to acquire shares.
•    Exercisable within six months following either the third or fifth anniversary of the commencement of a three-year or five-year contract, respectively.
•    The exercise price is set at a 20% (2017: 20%) discount to the market value immediately preceding the date of invitation.

Calculation of fair values
The fair values of share options are calculated using a Black-Scholes model. The fair value of a share award is based on the share price at the date of the grant.

Movement on HSBC share option plans
		Savings-related share option plans
		Number	WAEP[1]
	Footnotes	(000s)	£
Outstanding at 1 Jan 2018		64,670	4.49
Granted during the year	2	20,501	5.45
Exercised during the year	3	(23,260)	4.14
Expired during the year		(3,148)	5.20
Forfeited during the year		(1,698)	4.53
Outstanding at 31 Dec 2018		57,065	4.92
Of which exercisable		3,513	4.09
Weighted average remaining contractual life (years)		2.59

Outstanding at 1 Jan 2017		70,027	4.30
Granted during the year	2	10,447	5.96
Exercised during the year	3	(9,503)	4.83
Expired during the year		(3,902)	4.45
Forfeited during the year		(2,399)	4.27
Outstanding at 31 Dec 2017		64,670	4.49
Of which exercisable		1,129	5.00
Weighted average remaining contractual life (years)		2.42

1	Weighted average exercise price.

2	The weighted average fair value of options granted during the year was $1.40 (2017: $1.29).

3	The weighted average share price at the date the options were exercised was $8.28 (2017: $9.93).
Post-employment benefit plans
The Group operates pension plans throughout the world for its employees. ‘Pension risk management’ on page 126 contains details of the policies and practices associated with these pension plans. Some are defined benefit plans, of which the largest is the HSBC Bank (UK) Pension Scheme (‘the principal plan’).
HSBC’s balance sheet includes the net surplus or deficit, being the difference between the fair value of plan assets and the discounted value of scheme liabilities at the balance sheet date for each plan. Surpluses are only recognised to the extent that they are recoverable through reduced contributions in the future or through potential future refunds from the schemes. In assessing whether a surplus is recoverable, HSBC has considered its current right to obtain a future refund or a reduction in future contributions.
The principal plan
The principal plan has a defined benefit section and a defined contribution section. The defined benefit section was closed to future benefit accrual in 2015, with defined benefits earned by employees at that date continuing to be linked to their salary while they remain employed by HSBC. The plan is overseen by an independent corporate trustee, who has a fiduciary responsibility for the operation of the plan. Its assets are held separately from the assets of the Group.
The investment strategy of the plan is to hold the majority of assets in bonds, with the remainder in a diverse range of investments. It also includes some interest rate swaps to reduce interest rate risk and inflation swaps to reduce inflation risk.
The latest funding valuation of the plan at 31 December 2016 was carried out by Colin G Singer, of Willis Towers Watson Limited, who is a Fellow of the UK Institute and Faculty of Actuaries, using the projected unit credit method. At that date, the market value of the plan’s combined assets was £30.2bn ($37.2bn), and this exceeded the value placed on its liabilities on an ongoing basis by £1.3bn ($1.6bn), giving a funding level of 104%. These figures include all sections of the plan and defined contribution assets amounting to £3.1bn ($3.8bn). The main differences between the assumptions used for assessing the defined benefit liabilities for this funding valuation and those used for IAS 19 are more prudent assumptions for discount rate, inflation rate and life expectancy.
Although the plan was in surplus at the valuation date, HSBC continues to make further contributions to the plan to support a lower-risk investment strategy over the longer term. The remaining contributions are £64m ($82m) in 2019, and £160m ($204m) in each of 2020 and 2021.
To meet the requirements of the Banking Reform Act, the main employer of the plan changed from HSBC Bank plc to HSBC UK Bank plc with effect from 1 July 2018, with additional support from HSBC Holdings plc. At the same time, non-ring-fenced entities including HSBC Bank plc exited the section of the plan for ring-fenced entities and joined a newly created section for the future defined benefit and defined contribution pension benefits of their employees. These changes have not materially affected the overall funding position of the plan.
The actuary also assessed the value of the liabilities if the plan were to be stopped and an insurance company asked to secure all future pension payments. This is generally larger than the amount needed on the ongoing basis described above because an insurance company would use more prudent assumptions and include an explicit allowance for the future administrative expenses of the plan. Under this approach, the amount of assets needed was estimated to be £38bn ($47bn) at 31 December 2016.
Guaranteed minimum pension (‘GMP’) equalisation
On 26 October 2018, the High Court of Justice of England and Wales issued a judgment in a claim between Lloyds Banking Group Pension Trustees Limited as claimant and Lloyds Bank plc and others as defendants regarding the rights of men and women to equal treatment in relation to their benefits from certain pension schemes.
The judgment concluded that the claimant is under a duty to amend the schemes in order to equalise benefits for men and women in relation to GMP benefits. The judgment also provided comments on the method to be adopted in order to equalise benefits, on the period during which a member can claim in respect of previously underpaid benefits, and on what should be done in relation to benefits that have been transferred into, and out of, the relevant schemes.
The issues determined by the judgment arise in relation to many other occupational pension schemes and consequently will result in an increase in the principal plan’s liabilities. We have estimated the financial effect of equalising benefits in respect of GMPs, and any potential conversion of GMPs into non-GMP benefits, to be an approximate 0.8% increase in the plan’s liabilities, or £177m ($226m) on the IAS19 basis as at 31 December 2018. This has been recognised as a past service cost in profit and loss. The estimate was performed based on Method C2, which compares the accumulated benefits, with interest, payable to a member on their ‘own sex’ and an ‘opposite sex’ basis and each year pays the amount necessary to ensure the higher of the two accumulated amounts has been paid.

Income statement charge
	2018	2017	2016
	$m	$m	$m
Defined benefit pension plans	355	100	218
Defined contribution pension plans	756	603	783
Pension plans	1,111	703	1,001
Defined benefit and contribution healthcare plans	21	(34)	41
Year ended 31 Dec	1,132	669	1,042

Net assets/(liabilities) recognised on the balance sheet in respect of defined benefit plans
	Fair value of plan assets	Present value of defined benefit obligations	Effect of limit on plan surpluses	Total
	$m	$m	$m	$m
Defined benefit pension plans	42,799	(36,583)	(35)	6,181
Defined benefit healthcare plans	110	(524)	—	(414)
At 31 Dec 2018	42,909	(37,107)	(35)	5,767
Total employee benefit liabilities (within ‘Accruals, deferred income and other liabilities’)				(2,167)
Total employee benefit assets (within ‘Prepayments, accrued income and other assets’)				7,934

Defined benefit pension plans	47,265	(40,089)	(37)	7,139
Defined benefit healthcare plans	124	(663)	—	(539)
At 31 Dec 2017	47,389	(40,752)	(37)	6,600
Total employee benefit liabilities (within ‘Accruals, deferred income and other liabilities’)				(2,152)
Total employee benefit assets (within ‘Prepayments, accrued income and other assets’)				8,752
HSBC Holdings
Employee compensation and benefit expense in respect of HSBC Holdings’ employees in 2018 amounted to $37m (2017: $54m). The average number of persons employed during 2018 was 43 (2017: 55). Employees who are members of defined benefit pension plans are principally members of either the HSBC Bank (UK) Pension Scheme or the HSBC International Staff Retirement Benefits Scheme. HSBC Holdings pays contributions to such plans for its own employees in accordance with the schedules of contributions determined by the trustees of the plans and recognises these contributions as an expense as they fall due.
From 1 July 2016 employment costs of most employees are recognised by the ServCo group and the ServCo group started providing services to HSBC Holdings. HSBC Holdings recognised a management charge of $2,428m (2017: $2,240m) for these services, which is included under ‘General and administrative expenses’.
Defined benefit pension plans

Net asset/(liability) under defined benefit pension plans
	Fair value of plan assets		Present value of defined benefit obligations		Effect of the asset ceiling		Net defined benefit asset/(liability)
	Principal plan	Other plans	Principal plan	Other plans	Principal plan	Other plans	Principal plan	Other plans
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2018	38,265	9,000	(30,126)	(9,963)	—	(37)	8,139	(1,000)
Current service cost	—	—	(66)	(157)	—	—	(66)	(157)
Past service cost and gains/(losses) from settlements	—	—	(280)	8	—	—	(280)	8
Service cost	—	—	(346)	(149)	—	—	(346)	(149)
Net interest income/(cost) on the net defined benefit asset/(liability)	970	220	(759)	(249)	—	(1)	211	(30)
Remeasurement effects recognised in other comprehensive income	(1,501)	(568)	1,180	413	—	—	(321)	(155)
– return on plan assets (excluding interest income)	(1,501)	(568)	—	—	—	—	(1,501)	(568)
– actuarial gains/(losses)	—	—	1,051	505	—	—	1,051	505
– other changes	—	—	129	(92)	—	—	129	(92)
Exchange differences	(2,038)	(151)	1,601	86	—	3	(437)	(62)
Contributions by HSBC	197	128	—	—	—	—	197	128
– normal	197	128	—	—	—	—	197	128
– special	—	—	—	—	—	—	—	—
Contributions by employees	—	26	—	(26)	—	—	—	—
Benefits paid	(1,138)	(538)	1,138	544	—	—	—	6
Administrative costs and taxes paid by plan	(51)	(22)	51	22	—	—	—	—
At 31 Dec 2018	34,704	8,095	(27,261)	(9,322)	—	(35)	7,443	(1,262)
Present value of defined benefit obligation relating to:
– actives			(5,337)	(4,443)
– deferreds			(8,200)	(1,589)
– pensioners			(13,724)	(3,290)

At 1 Jan 2017	33,442	8,955	(29,279)	(10,468)	—	(24)	4,163	(1,537)
Current service cost	—	—	(65)	(160)	—	—	(65)	(160)
Past service cost and gains/(losses) from settlements	—	(833)	(231)	1,051	—	—	(231)	218
Service cost	—	(833)	(296)	891	—	—	(296)	58
Net interest income/(cost) on the net defined benefit asset/(liability)	864	272	(750)	(300)	—	(1)	114	(29)
Remeasurement effects recognised in other comprehensive income	1,410	784	1,730	(486)	—	(9)	3,140	289
– return on plan assets (excluding interest income)	1,410	784	—	—	—	—	1,410	784
– actuarial gains/(losses)	—	—	954	(491)	—	(9)	954	(500)
– other changes	—	—	776	5	—	—	776	5
Exchange differences	3,292	239	(2,723)	(306)	—	(3)	569	(70)
Contributions by HSBC	449	236	—	—	—	—	449	236
– normal	58	215	—	—	—	—	58	215
– special	391	21	—	—	—	—	391	21
Contributions by employees	—	27	—	(27)	—	—	—	—
Benefits paid	(1,143)	(663)	1,143	716	—	—	—	53
Administrative costs and taxes paid by plan	(49)	(17)	49	17	—	—	—	—
At 31 Dec 2017	38,265	9,000	(30,126)	(9,963)	—	(37)	8,139	(1,000)
Present value of defined benefit obligation relating to:
– actives			(5,837)	(5,084)
– deferreds			(8,745)	(1,663)
– pensioners			(15,544)	(3,216)
HSBC expects to make $312m of contributions to defined benefit pension plans during 2019. Benefits expected to be paid from the plans to retirees over each of the next five years, and in aggregate for the five years thereafter, are as follows:

Benefits expected to be paid from plans
		2019	2020	2021	2022	2023	2024 - 2028
	Footnotes	$m	$m	$m	$m	$m	$m
The principal plan	1	820	856	911	981	1,004	5,248
Other plans	1	442	517	522	514	469	2,286

1
The duration of the defined benefit obligation is 17.0 years for the principal plan under the disclosure assumptions adopted (2017: 17.4 years) and 13.3 years for all other plans combined (2017: 12.9 years).

Fair value of plan assets by asset classes
	31 Dec 2018				31 Dec 2017
	Value	Quoted market price in active market	No quoted market price in active market	Thereof HSBC[1]	Value	Quoted market price in active market	No quoted market price in active market	Thereof HSBC[1]
	$m	$m	$m	$m	$m	$m	$m	$m
The principal plan
Fair value of plan assets	34,704	31,300	3,404	1,034	38,265	33,624	4,641	1,006
– equities	3,675	3,675	—	—	6,131	5,503	628	—
– bonds	26,509	26,509	—	—	26,591	26,591	—	—
– derivatives	2,030	—	2,030	1,034	2,398	—	2,398	1,006
– other	2,490	1,116	1,374	—	3,145	1,530	1,615	—
Other plans
Fair value of plan assets	8,095	6,795	1,300	182	9,000	7,737	1,263	114
– equities	1,663	742	921	2	2,005	1,340	665	—
– bonds	5,707	5,559	148	7	5,871	5,714	157	7
– derivatives	37	—	37	—	—	39	(39)	—
– other	688	494	194	173	1,124	644	480	107

1	The fair value of plan assets includes derivatives entered into with HSBC Bank plc as detailed in Note 36.
Post-employment defined benefit plans’ principal actuarial financial assumptions
HSBC determines the discount rates to be applied to its obligations in consultation with the plans’ local actuaries, on the basis of current average yields of high-quality (AA-rated or equivalent) debt instruments with maturities consistent with those of the defined benefit obligations.

Key actuarial assumptions for the principal plan
	Discount rate	Inflation rate	Rate of increase for pensions	Rate of pay increase
	%	%	%	%
UK
At 31 Dec 2018	2.80	3.40	3.10	3.65
At 31 Dec 2017	2.60	3.40	3.10	3.88
At 31 Dec 2016	2.50	3.50	3.20	4.00

Mortality tables and average life expectancy at age 65 for the principal plan
	Mortality table	Life expectancy at age 65 for a male member currently:		Life expectancy at age 65 for a female member currently:
		Aged 65	Aged 45	Aged 65	Aged 45
UK
At 31 Dec 2018	SAPS S2[1]	21.6	22.9	24.1	25.6
At 31 Dec 2017	SAPS S2[2]	22.2	23.6	24.4	25.9

1
Self-administered pension scheme (‘SAPS’) S2 table (males: 'All pensioners' version; females: 'Normal pensions' version) with a multiplier of 1.05 for male and 1.01 for female pensioners. Improvements are projected in accordance with the continuous mortality investigation (‘CMI’) core projection model 2016 with a long-term rate of improvement of 1.25% per annum. Separate tables assuming lighter mortality have been applied to higher-paid pensioners.

2
Self-administered pension scheme (‘SAPS’) S2 table (males: 'All pensioners' version; females: 'Normal pensions' version) with a multiplier of 0.98 for both male and female pensioners. Improvements are projected in accordance with the continuous mortality investigation (‘CMI’) core projection model 2016 with a long-term rate of improvement of 1.25% per annum. Separate tables assuming lighter mortality have been applied to higher-paid pensioners.

The effect of changes in key assumptions on the principal plan
	Impact on HSBC Bank (UK) Pension Scheme obligation
	Financial impact of increase		Financial impact of decrease
	2018	2017	2018	2017
	$m	$m	$m	$m
Discount rate – increase/decrease of 0.25%	(1,097)	(1,246)	1,170	1,333
Inflation rate – increase/decrease of 0.25%	734	850	(724)	(837)
Pension payments and deferred pensions – increase/decrease of 0.25%	1,172	1,077	(1,105)	(1,021)
Pay – increase/decrease of 0.25%	55	62	(56)	(61)
Change in mortality – increase of 1 year	1,494	1,332	N/A	N/A
Directors’ emoluments
Details of Directors’ emoluments, pensions and their interests are disclosed in the Directors’ remuneration report on page 217.